Filed with the U.S. Securities and Exchange Commission on December 18, 2015

1933 Act Registration File No. 333-206240
1940 Act File No. 811- 23084

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[		]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	1	[	X	]

                                                                                                                                                                                                                               and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[		]
Amendment No.	4	[	X	]

(Check appropriate box or boxes.)

SERIES PORTFOLIOS TRUST
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (414) 765-6620

John Hedrick, President and Principal Executive Officer
Series Portfolios Trust
615 East Michigan Street
Milwaukee, WI 53202
(Name and Address of Agent for Service)

Copy to:
Marco Adelfio Goodwin Procter LLP 901 New York Avenue, NW Washington, DC 20001

It is proposed that this filing will become effective

☒	immediately upon filing pursuant to paragraph (b)
☐	on _____________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on__________ ___ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on _____________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 1 to the Series Portfolios Trust’s (the “Trust”) Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust’s Pre-Effective Amendment No. 3 on Form N-1A filed November 25, 2015.  This PEA No. 1 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in Pre-Effective Amendment No. 3 to the Trust’s Registration Statement for its series: Weiss Alternative Balanced Risk Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 1 meets all of the requirements for effectiveness under Rule 485(b) and the Registrant has duly caused this Post-Effective Amendment No. 1 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on December 18, 2015.

                                                                                             Series Portfolios Trust

                                                                                           By: /s/ John J. Hedrick*
                                                                                                 John J. Hedrick
                                                                                                 President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 1 to its Registration Statement has been signed below by the following persons in the capacities and on the 18th day of December 2015.

Signature	Title

/s/ Daniel B. Willey*	Trustee
Daniel B. Willey

/s/ Debra McGinty-Poteet *	Trustee
Debra McGinty-Poteet

/s/ Koji Felton *	Trustee
Koji Felton

/s/ Dana L. Armour*	Trustee
Dana L. Armour

/s/ John J. Hedrick*	President and Principal Executive Officer
John J. Hedrick

/s/ Jacob I. Ferch*	Treasurer and Principal Financial Officer
Jacob I. Ferch

*By: /s/ John J. Hedrick	December 18, 2015
John J. Hedrick Attorney-In Fact pursuant to Power of Attorney

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EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE

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